Segment Reporting - Schedule of segment assets reported on the consolidated balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Segment Assets Reported On The Consolidated Balance Sheet [Line Items]
Fixed Assets	$ 2,081	$ 1,555
ROU Assets	1,773	2,423
Americas [Member]
Schedule Of Segment Assets Reported On The Consolidated Balance Sheet [Line Items]
Fixed Assets	1,095	368
ROU Assets	277	421
Asia Pacific [Member]
Schedule Of Segment Assets Reported On The Consolidated Balance Sheet [Line Items]
Fixed Assets	913	1,038
ROU Assets	1,175	1,477
UNITED KINGDOM
Schedule Of Segment Assets Reported On The Consolidated Balance Sheet [Line Items]
Fixed Assets	73	149
ROU Assets	$ 321	$ 525